Note 6 - Loans, Net of Allowance for Credit Losses	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
6.	Loans, net of allowance for credit losses:

Commencing fiscal 2021, the Bank re-organized its lending portfolio into the following four broad asset categories: Commercial Real Estate Mortgages, Commercial Real Estate Loans, Point of Sale Loans and Leases, and Public Sector and Other Financing. These categories have been established in the Bank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment. The comparative balances have been recast to reflect the current broad asset categories.

The Commercial Real Estate Mortgages (“CRE Mortgages”) asset category is comprised of commercial and residential construction mortgages, commercial term mortgages, commercial insured mortgages and land mortgages. While all of these loans would be considered commercial loans or business-to-business loans, the underlying credit risk exposure is diversified across both the commercial and retail market segments, and further, the portfolio benefits from diversity in its underlying security in the form of a broad range of collateral properties.

The Commercial Real Estate Loans (“CRE Loans”) asset category is comprised primarily of condominium corporation financing loans and loans to mortgage investment companies.

The Point of Sale Loans and Leases (“POS”) asset category is comprised of point of sale loan and lease receivables acquired from the Bank’s broad network of origination and servicing partners as well as warehouse loans that provide bridge financing to the Bank’s origination and servicing partners for the purpose of accumulating and seasoning practical volumes of individual loans and leases prior to the Bank purchasing the cashflow receivables derived from same.

The Public Sector and Other Financing (“PSOF”) asset category is comprised primarily of public sector loans and leases, a small balance of corporate loans and leases and single family residential conventional and insured mortgages.

a)	Portfolio analysis:

(thousands of Canadian dollars)
	2021	2020

Commercial real estate mortgages	$757,576	$606,299
Commercial real estate loans	26,569	25,574
Point of sale loans and leases	1,279,576	980,677
Public sector and other financing	32,587	37,596
	2,096,308	1,650,146

Allowance for credit losses	(1,453)	(1,775)
Accrued interest	8,195	6,539

Total loans, net of allowance for credit losses	$2,103,050	$1,654,910

The following table provides a summary of loan amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at October 31, 2021				As at October 31, 2020
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Commercial real estate mortgages	$694,869	$62,707	$-	$757,576	$530,162	$76,137	$-	$606,299
ECL allowance	980	134	-	1,114	1,174	192	-	1,366
EL %	0.14%	0.21%	0.00%	0.15%	0.22%	0.25%	0.00%	0.23%
Commercial real estate loans	$26,569	$-	$-	$26,569	$25,574	$-	$-	$25,574
ECL allowance	45	-	-	45	137	-	-	137
EL %	0.17%	0.00%	0.00%	0.17%	0.54%	0.00%	0.00%	0.54%
Point of sale loans and leases	$1,277,011	$2,565	$-	$1,279,576	$974,104	$6,573	$-	$980,677
ECL allowance	275	-	-	275	215	-	-	215
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Public sector and other financing	$32,507	$80	$-	$32,587	$37,596	$-	$-	$37,596
ECL allowance	16	3	-	19	57	-	-	57
EL %	0.05%	0.00%	0.00%	0.06%	0.15%	0.00%	0.00%	0.15%
Loans	$2,030,956	$65,352	$-	$2,096,308	$1,567,436	$82,710	$-	$1,650,146
Total ECL allowance	1,316	137	-	1,453	1,583	192	-	1,775
Total EL %	0.06%	0.21%	0.00%	0.07%	0.10%	0.23%	0.00%	0.11%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its loans in the form of either mortgage interests over property, other registered securities over assets, guarantees and holdbacks on loan and lease receivables included in the POS portfolio (note 12).

The Bank accounts for financial instruments and associated credit risk as detailed in note 3 for Financial Instruments. However, since the onset of COVID-19 in March 2020, the Bank has expanded the depth and scope of its analysis supporting its assessment of impairment to include additional sensitivity analytics performed on its estimated expected credit losses.

Impairment – Allowance for Credit Losses

As set out previously, the Bank must maintain an allowance for expected credit losses that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. Under IFRS 9 the Bank’s allowance for expected credit losses is estimated using the expected credit loss methodology and is comprised of expected credit losses recognized on both performing loans, and non-performing, or impaired loans even if no actual loss event has occurred.

Assessment of significant increase in credit risk (“SICR”)

At each reporting date, the Bank assesses whether or not there has been a SICR for loans since initial recognition by comparing, at the reporting date, the risk of default occurring over the remaining expected life against the risk of default at initial recognition.

SICR is a function of the loan’s internal risk rating assignment, internal watchlist status, loan review status and delinquency status which are updated as necessary in response to changes including, but not limited to, changes in macroeconomic and/or market conditions, changes in a borrower’s credit risk profile, and changes in the strength of the underlying security, including guarantor status, if a guarantor exists.

Quantitative models may not always be able to capture all reasonable and supportable information that may indicate a SICR. As a result, qualitative factors may be considered to supplement such a gap.

Examples include changes in adjudication criteria for a particular group of borrowers or asset categories or changes in portfolio composition, and more specifically changes attributable to the continued impact of COVID-19 on the Canadian economy and the Bank’s business.

Expected credit loss model - Estimation of expected credit losses

Expected credit losses are an estimate of a loan’s expected cash shortfalls discounted at the effective interest rate, where a cash shortfall is the difference between the contractual cash flows that are due to the Bank and the cash flows that the Bank actually expects to receive.

Forward-Looking Information

The Bank incorporates the impact of future economic conditions, or more specifically forward-looking information into the estimation of expected credit losses at the credit risk parameter level. This is accomplished via the credit risk parameter models and proxy datasets that the Bank utilizes to develop PD and LGD term structure forecasts for its loans. The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. These systems are used in conjunction with the Bank’s internally developed ECL models. Given that the Bank has experienced very limited historical losses and, therefore, does not have available statistically significant loss data inventory for use in developing internal, forward looking expected credit loss trends, the use of unbiased, third party forward-looking credit risk parameter modeling systems is particularly important for the Bank in the context of the estimation of expected credit losses.

The Bank utilizes macroeconomic indicator data derived from multiple macroeconomic scenarios in order to mitigate volatility in the estimation of expected credit losses, as well as to satisfy the IFRS 9 requirement that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. More specifically, the macroeconomic indicators set out in the macroeconomic scenarios are used as inputs for the credit risk parameter models utilized by the Bank to sensitize the individual PD and LGD term structure forecasts to the respective macroeconomic trajectory set out in each of the scenarios (see Expected Credit Loss Sensitivity below). Currently the Bank utilizes upside, downside and baseline forecast macroeconomic scenarios, and assigns discrete weights to each for use in the estimation of its reported ECL. The Bank has also applied expert credit judgment, where appropriate, to reflect, amongst other items, uncertainty in the Canadian macroeconomic environment attributable to the continued impact of COVID-19.

The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing PD and LGD term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The forecast macroeconomic scenario data utilized by the Bank over the course of fiscal 2021 has consistently trended positively over the same timeframe. Key drivers of the most recently available macroeconomic forecast data used in the preparation of the Bank’s 2021 consolidated financial statements include the rate of vaccine distribution and the continued effectiveness of the vaccines at minimizing hospitalizations precipitated by the new variants, consumption growth and the propensity for consumers to spend excess savings accumulated over the course of the pandemic, employment rates, as well as wage and salary growth and the influence of same on future consumer spending, the rate of appreciation of Canadian house prices and the supply of new housing in the market, the timing and scope of the tightening of monetary policy by the Bank of Canada and the impact of same on inflation, the demand for Canadian exports and the implementation of potential future government stimulus programs.

Further, management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at October 31, 2021 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected Credit Loss Sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at October 31, 2021:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$1,453	$860	$1,193	$1,670
Variance from reported ECL		(593)	(260)	217
Variance from reported ECL (%)		(41% )	(18% )	15%

b)	Allowance for credit losses:

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the year ended October 31, 2021:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Commercial real estate mortgages
Balance at beginning of period	$1,174	$192	$-	$1,366
Transfer in (out) to Stage 1	93	(93)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(425)	(22)	-	(447)
Loan originations	421	-	-	421
Derecognitions and maturities	(159)	(67)	-	(226)
Provision for (recovery of) credit losses	(194)	(58)	-	(252)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$980	$134	$-	$1,114

Commercial real estate loans
Balance at beginning of period	$137	$-	$-	$137
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(92)	-	-	(92)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(92)	-	-	(92)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$45	$-	$-	$45

Point of sale loans and leases
Balance at beginning of period	$215	$-	$-	$215
Transfer in (out) to Stage 1	89	(89)	-	-
Transfer in (out) to Stage 2	(178)	178	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(6,914)	(41)	-	(6,955)
Loan originations	9,116	-	-	9,116
Derecognitions and maturities	(2,053)	(48)	-	(2,101)
Provision for (recovery of) credit losses	60	-	-	60
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$275	$-	$-	$275

Public sector and other financing
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(35)	-	-	(35)
Loan originations	-	3	-	3
Derecognitions and maturities	(6)	-	(116)	(122)
Provision for (recovery of) credit losses	(41)	3	(116)	(154)
Write-offs	-	-	-	-
Recoveries	-	-	116	116
Balance at end of period	$16	$3	$-	$19

Total balance at end of period	$1,316	$137	$-	$1,453

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the year ended October 31, 2020:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Commercial real estate mortgages
Balance at beginning of period	$1,563	$209	$-	$1,772
Transfer in (out) to Stage 1	26	(26)	-	-
Transfer in (out) to Stage 2	(262)	262	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(515)	(253)	-	(768)
Loan originations	399	-	-	399
Derecognitions and maturities	(37)	-	-	(37)
Provision for (recovery of) credit losses	(389)	(17)	-	(406)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,174	$192	$-	$1,366

Commercial real estate loans
Balance at beginning of period	$78	$-	$-	$78
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	56	-	-	56
Loan originations	3	-	-	3
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	59	-	-	59
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$137	$-	$-	$137

Point of sale loans and leases
Balance at beginning of period	$229	$-	$-	$229
Transfer in (out) to Stage 1	119	(119)	-	-
Transfer in (out) to Stage 2	(230)	230	-	-
Transfer in (out) to Stage 3	3	-	(3)	-
Net remeasurement of loss allowance	(5,441)	(58)	5	(5,494)
Loan originations	7,528	-	-	7,528
Derecognitions and maturities	(1,993)	(53)	(2)	(2,048)
Provision for (recovery of) credit losses	(14)	-	-	(14)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$215	$-	$-	$215

Public sector and other financing
Balance at beginning of period	$40	$-	$-	$40
Transfer in (out) to Stage 1	1	(1)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(21)	1	-	(20)
Loan originations	42	-	-	42
Derecognitions and maturities	(5)	-	-	(5)
Provision for (recovery of) credit losses	17	-	-	17
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$57	$-	$-	$57

Total balance at end of period	$1,583	$192	$-	$1,775

c)	Maturities and yields:

(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2021	2020
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total loans	$659,508	$51,453	$246,853	$231,885	$752,776	$153,833	$2,096,308	$1,650,146
Average effective yield	5.01%	5.18%	4.02%	4.78%	4.28%	3.79%	4.52%	4.94%

Average effective yields are based on book values and contractual interest rates, adjusted for the amortization of any deferred income and expenses.

d)	Impaired loans:

At October 31, 2021, impaired loans were $nil ( October 31, 2020 - $nil).